Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income tax
Income before income tax expense	$ 53,115	¥ 356,461	¥ 303,535	¥ 166,311
PRC tax laws and rules
Income tax
Income before income tax expense, The PRC	66,634	447,195	435,576	365,448
Hong Kong Profits Tax
Income tax
Income before income tax expense, Non-PRC	(9)	(65)	(45)	(36)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(8,436)	(56,616)	(56)	(2,985)
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (5,074)	¥ (34,053)	¥ (131,940)	¥ (196,116)